Investment Portfolioas of March 31, 2024 (Unaudited)
DWS Capital Growth VIP
	Shares	Value ($)

Common Stocks 99.0%
Communication Services 11.8%
Entertainment 3.3%
Live Nation Entertainment, Inc.*	65,523	6,930,368
Netflix, Inc.*	23,481	14,260,716
ROBLOX Corp. "A"*	105,282	4,019,667
Spotify Technology SA*	35,665	9,411,993
		34,622,744
Interactive Media & Services 7.6%
Alphabet, Inc. "A"*	166,999	25,205,159
Alphabet, Inc. "C"*	153,267	23,336,433
Meta Platforms, Inc. "A"	65,646	31,876,385
		80,417,977
Wireless Telecommunication Services 0.9%
T-Mobile U.S., Inc.	55,781	9,104,575
Consumer Discretionary 8.6%
Broadline Retail 4.7%
Amazon.com, Inc.*	271,525	48,977,679
Hotels, Restaurants & Leisure 0.8%
DraftKings, Inc. "A"*	89,183	4,049,800
Planet Fitness, Inc. "A"*	69,743	4,368,004
		8,417,804
Specialty Retail 1.7%
Burlington Stores, Inc.*	20,691	4,804,243
Home Depot, Inc.	35,469	13,605,909
		18,410,152
Textiles, Apparel & Luxury Goods 1.4%
Lululemon Athletica, Inc.*	22,869	8,933,775
NIKE, Inc. "B"	61,499	5,779,676
		14,713,451
Consumer Staples 3.3%
Beverages 1.1%
Constellation Brands, Inc. "A"	41,512	11,281,301
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale Corp.	23,652	17,328,165
Personal Care Products 0.6%
Estee Lauder Companies, Inc. "A"	41,394	6,380,885

Financials 11.2%
Capital Markets 2.3%
Intercontinental Exchange, Inc.	120,995	16,628,343
Moody's Corp.	19,775	7,772,168
		24,400,511
Consumer Finance 0.6%
American Express Co.	24,946	5,679,955
Financial Services 4.2%
Mastercard, Inc. "A"	44,290	21,328,735
Visa, Inc. "A"	80,270	22,401,752
		43,730,487
Insurance 4.1%
Progressive Corp.	208,076	43,034,278
Health Care 12.2%
Biotechnology 0.4%
Exact Sciences Corp.*	57,785	3,990,632
Health Care Equipment & Supplies 6.3%
Boston Scientific Corp.*	167,304	11,458,651
Cooper Companies, Inc.	35,698	3,621,919
Dexcom, Inc.*	147,507	20,459,221
Hologic, Inc.*	103,818	8,093,651
Intuitive Surgical, Inc.*	22,158	8,843,036
Stryker Corp.	36,833	13,181,426
		65,657,904
Health Care Providers & Services 1.4%
agilon health, Inc.*	269,679	1,645,042
UnitedHealth Group, Inc.	27,263	13,487,006
		15,132,048
Life Sciences Tools & Services 3.2%
Danaher Corp.	20,321	5,074,560
Stevanato Group SpA	251,032	8,058,127
Thermo Fisher Scientific, Inc.	34,821	20,238,314
		33,371,001
Pharmaceuticals 0.9%
Zoetis, Inc.	55,476	9,387,094
Industrials 5.9%
Aerospace & Defense 0.6%
TransDigm Group, Inc.	5,060	6,231,896
Building Products 0.7%
Trex Co., Inc.*	69,520	6,934,620
Construction & Engineering 0.7%
Quanta Services, Inc.	27,338	7,102,412
Electrical Equipment 1.3%
AMETEK, Inc.	73,910	13,518,139
Ground Transportation 1.3%
Uber Technologies, Inc.*	172,450	13,276,925

Machinery 0.4%
Deere & Co.	11,736	4,820,445
Professional Services 0.9%
TransUnion	63,516	5,068,577
Verisk Analytics, Inc.	20,027	4,720,965
		9,789,542
Information Technology 43.6%
IT Services 2.0%
Accenture PLC "A"	40,402	14,003,737
Cloudflare, Inc. "A"*	38,932	3,769,785
Globant SA*	17,112	3,454,913
		21,228,435
Semiconductors & Semiconductor Equipment 11.3%
Advanced Micro Devices, Inc.*	51,305	9,260,040
Analog Devices, Inc.	24,346	4,815,395
Applied Materials, Inc.	58,273	12,017,641
MKS Instruments, Inc.	31,977	4,252,941
NVIDIA Corp.	97,699	88,276,908
		118,622,925
Software 23.0%
Adobe, Inc.*	24,565	12,395,499
Aspen Technology, Inc.*	20,461	4,363,922
Atlassian Corp. "A"*	23,321	4,550,160
Box, Inc. "A"*	292,774	8,291,360
CyberArk Software Ltd.*	11,676	3,101,496
Dynatrace, Inc.*	190,854	8,863,260
Five9, Inc.*	70,287	4,365,526
Guidewire Software, Inc.*	45,776	5,342,517
Intuit, Inc.	22,343	14,522,950
Microsoft Corp.	267,310	112,462,663
Roper Technologies, Inc.	12,136	6,806,354
Salesforce, Inc.	44,982	13,547,679
ServiceNow, Inc.*	20,382	15,539,237
Synopsys, Inc.*	40,386	23,080,599
Workiva, Inc.*	39,883	3,382,078
		240,615,300
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	448,021	76,826,641
Materials 0.7%
Construction Materials 0.7%
Vulcan Materials Co.	27,806	7,588,814
Real Estate 1.7%
Industrial REITs 0.7%
Prologis, Inc.	55,926	7,282,684
Real Estate Management & Development 0.5%
CoStar Group, Inc.*	53,741	5,191,380

Specialized REITs 0.5%
Equinix, Inc.	6,243	5,152,535
Total Common Stocks (Cost $351,089,205)		1,038,221,336

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.36% (a) (Cost $11,817,292)	11,817,292	11,817,292

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $362,906,497)	100.1	1,050,038,628
Other Assets and Liabilities, Net	(0.1)	(1,176,479)
Net Assets	100.0	1,048,862,149
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.36% (a)
20,323,418	47,385,748	55,891,874	—	—	141,603	—	11,817,292	11,817,292

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,038,221,336	$—	$—	$1,038,221,336
Short-Term Investments	11,817,292	—	—	11,817,292
Total	$1,050,038,628	$—	$—	$1,050,038,628

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1capgro-PH1
R-080548-2 (1/25)